SEGMENTED INFORMATION	12 Months Ended
Nov. 30, 2018
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION
24.	SEGMENTED INFORMATION

During the years ended November 30, 2016 and 2017, the Company had one reportable operating segment, the investment in the production of films located in the United States.

During the year ended November 30, 2018, the Company had two offices: a head-office in Vancouver, BC, and Majesco’s office in New York, New York. In evaluating performance, management does not distinguish or group its sales and cost of sales on a geographic basis. The Company has determined it has two reportable operating segments: the investment in the production of films and the investment in video games.

Below summarizes the Company’s reportable operating segments for the year ended November 30, 2018.

	Film	Video Games	Total
	$	$	$
Segment Information
Revenue	-	687,381	687,381
Cost of sales	-	(758,749)	(758,749)
Operating expenses	-	(318,682)	(318,682)
Other income (expenses)	(442,585)	(153,206)	(595,791)
Taxes	-	(1,621)	(1,621)
Segment loss	(442,585)	(544,877)	(987,462)

Corporate expenses:
Operating expenses			(1,759,084)
Other income (expenses)			(4,753,687)
Foreign currency translation			398,892
Comprehensive loss for the year			(7,101,341)

Capital expenditures:
Intangible assets	-	79,808	79,808
Goodwill	-	3,585,883	3,585,883

Revenue derived in the Company’s video games segment is earned from a large number of customers located throughout the world. No one customer exceeds 5% of the Company’s sales.